THE ALGER AMERICAN FUND


  SUPPLEMENT DATED JANUARY 24, 2005 TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2004


This supplement amends the Statement of Additional Information ("SAI") as described below and replaces the SAI supplement dated November 22, 2004 for The Alger American Fund (the "Fund").

1. Effective November 22, 2004, State Street Bank and Trust Company ("State Street") is the Fund's transfer agent. All references to Alger Shareholder Services, Inc. as the Fund's transfer agent are replaced with State Street. Transfer agent services will be provided by State Street's affiliate, Boston Financial Data Services, Inc. ("BFDS"), and all instructions or forms that were to be sent to Alger Shareholder Services, Inc. are to be sent to BFDS at the following address:

                             The Alger American Fund
                                  P.O. Box 8480
                        Boston, Massachusetts 02266-8480


2. The entry for Dorothy G. Sanders, Secretary of the Fund, as set forth on page 14 under the caption "Management - Trustees and Officers of the Fund," is deleted; Ms. Sanders resigned as Secretary of the Fund effective November 19, 2004. Frederick A. Blum, Treasurer of the Fund, continues as Assistant Secretary of the Fund. The entry for Joseph S. Nye, Jr., Trustee of the Fund, is deleted; Mr. Nye resigned as Trustee of the Fund effective December 13, 2004. The following entry for Katherine P. Feld, Chief Compliance Officer of the Fund, is added; Ms. Feld, who was appointed as Chief Compliance Officer of the Fund on February 24, 2004, was elected as an officer of the Fund effective December 7, 2004.

KATHERINE P. FELD (AGE: 46), CHIEF COMPLIANCE OFFICER.
          Senior Vice President and Chief Compliance Officer of Fred Alger Management, Inc. and Fred Alger & Company, Incorporated since February 2004; previously Associate Counsel (November 1983 - July 1999), Senior Counsel (July 1999 - February 2004) and Vice President (June 1990 - February 2004) of OppenheimerFunds, Inc.





SAI SUPP 01-24-05 AMERICAN